Property, plant and equipment (Regulated and Non-regulated Assets) (Narrative) (Details) - Pipleline lateral - SeaCoast Gas Transmission, LLC - General plant and other $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) km	Dec. 31, 2019 CAD ($)
Jointly Owned Pipleline lateral
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
Jointly Owned Utility Plant, Name	Pipeline lateral
Length of pipeline, in miles | km	26
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	$ 34
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	0
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 0	$ 8